BRIGHTHOUSE LIFE INSURANCE COMPANY
BRIGHTHOUSE SEPARATE ACCOUNT A
SUPPLEMENT DATED APRIL 30, 2021
TO
PROSPECTUS DATED MAY 2, 2002
(Sunshine Plan 236)
This Supplement revises information contained in the prospectus dated May 2, 2002 (as supplemented) for the Group Flexible Payment Variable Annuity contracts issued by Brighthouse Life Insurance Company (“BLIC,” “we,” “us,” or “our”). This Supplement should be read and kept together with your contract prospectus for future reference.
The corresponding sections of the prospectus are modified as follows:
FEE TABLES AND EXAMPLES
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Certain Funds may impose a redemption fee in the future. More detail concerning each Fund’s fees and expenses is contained in the prospectus for the Funds and in the following tables.
Minimum and Maximum Total Annual Fund Operating Expenses
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	1.09%
Fund Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.
Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust II — Class A
MetLife Stock Index Portfolio	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MFS ® Total Return Portfolio	0.57%	—	0.07%	—	0.64%	0.03%	0.61%
Fidelity ® Variable Insurance Products — Initial Class
Contrafund ® Portfolio	0.53%	—	0.08%	—	0.61%	—	0.61%
Growth Portfolio	0.53%	—	0.09%	—	0.62%	—	0.62%
Janus Aspen Series — Institutional Shares
Janus Henderson Global Research Portfolio	0.74%	—	0.10%	—	0.84%	—	0.84%
Neuberger Berman Equity Funds — Trust Class
Neuberger Berman Genesis Fund	1.06%	—	0.03%	—	1.09%	—	1.09%
T. Rowe Price Growth Stock Fund, Inc.	0.51%	—	0.13%	—	0.64%	—	0.64%

Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
T. Rowe Price International Funds, Inc.
T. Rowe Price International Stock Fund	0.64%	—	0.15%	—	0.79%	—	0.79%
The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds’ prospectuses for additional information regarding these arrangements.
DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND THE SERVICE PROVIDERS
The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
THE FUNDS
The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully before investing. You can obtain copies of the Fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 10366, Des Moines, IA 50306-0366, (800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
We do not provide any investment advice and do not recommend or endorse any particular Fund. You bear the risk of any decline in the value of your Contract resulting from the performance of the Funds you have chosen.
Your available Funds are:
Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust II — Class A
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Fidelity ® Variable Insurance Products — Initial Class
Contrafund ® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan

Fund	Investment Objective	Investment Adviser/Subadviser
Growth Portfolio	Seeks to achieve capital appreciation.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Janus Aspen Series — Institutional Shares
Janus Henderson Global Research Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Neuberger Berman Equity Funds — Trust Class
Neuberger Berman Genesis Fund	Seeks growth of capital.	Neuberger Berman Investment Advisers LLC
T. Rowe Price Growth Stock Fund, Inc.	Seeks long-term capital growth through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price International Funds, Inc.
T. Rowe Price International Stock Fund	Seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.	T. Rowe Price Associates, Inc. Subadviser: T. Rowe Price International Ltd
Distributor
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Transfers
We monitor transfer activity in the following “Monitored Funds” for purposes of imposing our restrictions on frequent transfers.
Janus Henderson Global Research Portfolio
Neuberger Berman Genesis Fund
T. Rowe Price International Stock Fund
ADDITIONAL INFORMATION
COVID-19
The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Funds in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Funds. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Financial Statements
The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.
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